Other Non-Current Liabilities (Details) - Schedule of other non-current liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other non-current liabilities [Abstract]
Payable to exiting investors		$ 94,316	$ 114,870
Product warranty – non-current	$ 33,177	15,060	14,693
Deferred subsidy income- non-current	2,334	1,221	1,389
Total	$ 35,511	$ 110,597	$ 130,952